Costs and expenses by nature	12 Months Ended
Dec. 31, 2021
Costs And Expenses By Nature
Costs and expenses by nature

9.	Costs and expenses by nature
9.1.	Cost of sales
	2021	2020	2019
Raw material, products for resale, materials and third-party services (*)	(20,869)	(12,699)	(20,694)
Depreciation, depletion and amortization	(9,277)	(8,847)	(12,036)
Production taxes	(11,136)	(5,920)	(9,741)
Employee compensation	(1,882)	(1,729)	(3,261)
Total	(43,164)	(29,195)	(45,732)
(*) It Includes short-term leases and inventory turnover.

9.2.	Selling expenses

	2021	2020	2019
Materials, third-party services, freight, rent and other related costs	(3,542)	(4,163)	(3,664)
Depreciation, depletion and amortization	(610)	(564)	(549)
Allowance for expected credit losses	12	2	(49)
Employee compensation	(89)	(159)	(214)
Total	(4,229)	(4,884)	(4,476)

9.3.	General and administrative expenses

	2021	2020	2019
Employee compensation	(834)	(749)	(1,427)
Materials, third-party services, rent and other related costs	(256)	(252)	(539)
Depreciation, depletion and amortization	(86)	(89)	(158)
Total	(1,176)	(1,090)	(2,124)